Note Loans (Changes in the carrying amount and the accretable yield for the other acquired loans) (Detail) - SOP Other Loans Acquired - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accretable yield
Beginning Balance	$ 116,304	$ 49,398
Additions	132,273	19,190
Accretion	(29,277)	(10,074)
Change In Expected Cash Flows	1,828	57,790
Ending Balance	221,128	116,304
Carrying amount of loans
Beginning Balance	212,763	173,659
Additions	386,679	58,799
Accretion	29,277	10,074
Collections	(64,669)	(29,769)
Ending Balance	564,050	212,763
Less: Allowance for loan losses	19,276	16,159
Carrying amount, net of allowance	$ 544,774	$ 196,604